Condensed Consolidated Statements of Stockholders' Deficit (Parenthetical) - shares			1 Months Ended	12 Months Ended
	Nov. 17, 2023	Oct. 29, 2021	Jul. 31, 2023	Mar. 31, 2022
Stock issued during period shares new issues, shares			18,000
Common Class A [Member] | Deep Medicine Acquisition Corp [Member]
Stock issued during period shares new issues, shares	212,752
Private Placement [Member] | Common Class A [Member] | Deep Medicine Acquisition Corp [Member]
Stock issued during period shares new issues, shares		519,500		519,500